Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Related Party Transactions

Cato Holding Company, doing business as Cato BioVentures (CBV), the parent of Cato Research Ltd. (CRL), is one the largest institutional holders of our common stock at December 31, 2015. In October 2012, we issued a 7.5% promissory note (CHC Note) and a warrant (CHC Warrant) to CHC in settlement of prior indebtedness. As disclosed in Note 7, Convertible Promissory Notes and Other Notes Payable, during June 2015, the outstanding balance of the CHC Note was converted into shares of our Series B Preferred and we reduced the exercise price of the CHC Warrant from $30.00 per share to $7.00 per share. Total interest expense, including amortization of note discount, on the CHC Note was $0 and $7,400 for the quarters ended December 31, 2015 and 2014, respectively, and $4,700 and $22,500 in the nine month periods ended December 31, 2015 and 2014, respectively.

During fiscal year 2007, we entered into a master contract research, development and regulatory service arrangement with CRL, a contract research organization (CRO), related to the development of AV-101, our orally available small molecule prodrug candidate now in Phase 2 clinical development for Major Depressive Disorder, and subsequent other projects under which we incurred expenses of $19,400 and $7,500 for the quarters ended December 31, 2015 and 2014, respectively, and $41,500 and $22,500 in the nine month periods ended December 31, 2015 and 2014, respectively.

In October 2012, we issued to CRL (i) a 7.5% promissory note (CRL Note) as payment in full for all contract research, development and regulatory services and advice (CRO Services) rendered by CRL to us through December 31, 2012 with respect to certain AV-101 preclinical and clinical development and regulatory activities, and (ii) a warrant (CRL Warrant). As disclosed in Note 7, Convertible Promissory Notes and Other Notes Payable, during June 2015, the entire outstanding balance of the CRL Note and all other outstanding amounts owed to CRL for CRO services were converted into shares of our Series B Preferred and we reduced the exercise price of the CRL Warrant from $20.00 per share to $7.00 per share. Total interest expense, including amortization of the note discount, on the CRL Note was $0 and $36,300 for the quarters ended December 31, 2015 and 2014, respectively, and $23,500 and $109,900 for the nine month periods ended December 31, 2015 and 2014, respectively.

14.  Related Party Transactions

Cato Holding Company (CHC), doing business as Cato BioVentures (CBV), the parent of CRL, is one of our largest institutional stockholders at March 31, 2015, holding common stock and warrants to purchase our common stock. Shawn Singh, our Chief Executive Officer and member of our Board of Directors, served as Managing Principal of CBV and as an officer of CRL until August 2009. On October 10, 2012, we issued to CHC an unsecured promissory note in the principal amount of $310,400 (the 2012 CHC Note) and a five-year warrant to purchase 12,500 restricted shares of our common stock at a price of $30.00 per share (the CHC Warrant).  Additionally, on October 10, 2012, we issued to CRL: (i) an unsecured promissory note in the initial principal amount of $1,009,000, which is payable solely in restricted shares of our common stock and which accrues interest at the rate of 7.5% per annum, compounded monthly (the CRL Note), as payment in full for all contract research and development services and regulatory advice  rendered to us by CRL through December 31, 2012 with respect to the preclinical and clinical development of AV-101, and (ii) a five-year warrant to purchase, at a price of $20.00 per share, 50,450 restricted shares of our common stock. The 2012 CHC Note and the CRL Note mature on March 31, 2016.

During fiscal year 2007, VistaGen California entered into a contract research organization arrangement with CRL related to the development of AV-101, under which we incurred expenses of $38,100 and $52,500 for the fiscal years ended March 31, 2015 and 2014, respectively.  Total interest expense on notes payable to CHC and CRL was $174,800 and $167,900 for the fiscal years ended March 31, 2015 and 2014, respectively.

Upon the approval of its Board of Directors, in December 2006, VistaGen California accepted a full-recourse promissory note in the amount of $103,400 from Mr. Shawn Singh in payment of the exercise price for options and warrants to purchase an aggregate of 6,320 restricted shares of VistaGen California’s common stock. The note accrued interest at a rate of 4.90% per annum and was due and payable no later than the earlier of (i) December 1, 2016 or (ii) ten days prior to VistaGen California becoming subject to the requirements of the Securities Exchange Act of 1934, as amended (Exchange Act).  On May 11, 2011, in connection with the Merger, the $128,200 outstanding balance of principal and accrued interest on this note was cancelled in accordance with Mr. Singh's employment agreement and recorded as additional compensation. In accordance with his employment agreement, Mr. Singh is also entitled to receive an income tax gross-up on the compensation related to the note cancellation.  At March 31, 2015 and 2014, we had accrued $101,900 as an estimate of the gross-up amount, but we had not yet paid any of that amount to Mr. Singh.

Between September and December 2013, Mr. Singh provided short-term cash advances aggregating $64,000 to meet our short-term working capital requirements. In lieu of cash repayment of the advances, in December 2013, Mr. Singh elected to invest $50,000 of the balance due him in the 2013 Unit Private Placement.  At March 31, 2015, we have completely repaid the balance of the advances and the $50,000 promissory note issued in connection with his investment in the 2013 Unit Private Placement to Mr. Singh.